Other Events - (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				81 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2013
Expected Cash Receipts From Previously Unrecognized Servicing Fees	$ 20,000,000
Servicing Assets	70,000,000	(39,633,000)	0	0
Servicing Advances	200,000,000	261,800,000	303,300,000			261,800,000
Miscellaneous Losses	5,000,000
Term borrowings		1,739,859,000	2,226,482,000			1,739,859,000
Securities gains	6,000,000	4,078,000	5,433,000	44,787,000	[1]
Lease abandonment expense	5,000,000					40,827,000
Collateralized By Loans [Member]
Term borrowings	$ 230,000,000

[1]	2011 includes $35.1 million related to sale of Visa Class B shares.